Summary of Finite Lived Intangible Assets Estimated Useful Lives (FY) (Details)	Dec. 31, 2023
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember